Derivative Instruments (Cash Flow Hedges) (Details) (Interest Rate Swap [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivatives In Cash Flow Hedging Relationships [Line Items]
Gains Losses Deferred In Accumulated Other Comprehensive Income Loss On Derivatives	$ (3,969)	$ 2,613
Investment Related Gains Losses [Member]
Derivatives In Cash Flow Hedging Relationships [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	0	0
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	6	(41)
Investment Income [Member]
Derivatives In Cash Flow Hedging Relationships [Line Items]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	1,012	1,382
Derivative Instruments, Gain (Loss) Recognized in Income, Ineffective Portion and Amount Excluded from Effectiveness Testing, Net	$ 0	$ 0